Stock Plans	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments

11 – Stock plans

The Company has various stock-based incentive plans for eligible employees. A description of the Company's major plans is provided below:

A.       Employee Share Investment Plan

The Company has an Employee Share Investment Plan (ESIP) giving eligible employees the opportunity to subscribe for up to 10% of their gross salaries to purchase shares of the Company's common stock on the open market and to have the Company invest, on the employees' behalf, a further 35% of the amount invested by the employees, up to 6% of their gross salaries.

       The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company's contributions, as well as the resulting expense recorded for the years ended December 31, 2011, 2010 and 2009:

Year ended December 31,	2011	2010	2009
Number of participants holding shares	16,218	14,997	14,152
Total number of ESIP shares purchased on behalf of employees (millions)	1.3	1.3	1.6
Expense for Company contribution (millions)	$21	$19	$18

B.       Stock-based compensation plans

The following table provides the total stock-based compensation expense for awards under all plans, as well as the related tax benefit recognized in income, for the years ended December 31, 2011, 2010 and 2009:

In millions	Year ended December 31,	2011	2010	2009

Cash settled awards
Restricted share unit plan		$81	$77	$43
Voluntary Incentive Deferral Plan (VIDP)		21	18	33
		102	95	76

Stock option awards		10	9	14
Total stock-based compensation expense		$112	$104	$90

Tax benefit recognized in income		$24	$27	$26

i)       Cash settled awards

Restricted share units

The Company has granted restricted share units (RSUs), 0.5 million in 2011, 0.5 million in 2010 and 0.9 million in 2009, to designated management employees entitling them to receive payout in cash based on the Company's share price. The RSUs granted are generally scheduled for payout after three years (“plan period”) and vest conditionally upon the attainment of a target relating to return on invested capital (ROIC) over the plan period. Such performance vesting criteria results in a performance vesting factor that ranges from 0% to 150% depending on the level of ROIC attained.

       Payout is conditional upon the attainment of a minimum share price, calculated using the average of the last three months of the plan period. In addition, commencing at various dates, for senior and executive management employees (“executive employees”), payout for RSUs is also conditional on compliance with the conditions of their benefit plans, award or employment agreements, including but not limited to non-compete, non-solicitation and non-disclosure of confidential information conditions. Current or former executive employees who breach such conditions of their benefit plans, award or employment agreements will forfeit the RSU payout. Should the Company reasonably determine that a current or former executive employee may have violated the conditions of their benefit plans, award or employment agreement, the Company may at its discretion change the manner of vesting of the RSUs to suspend payout on any RSUs pending resolution of such matter.

       The value of the payout is equal to the number of RSUs awarded multiplied by the performance vesting factor and by the 20-day average closing share price ending on January 31 of the following year. On December 31, 2011, for the 2009 grant, the level of ROIC attained resulted in a performance vesting factor of approximately 120%. As the minimum share price condition was met, payout under the plan of approximately $80 million, calculated using the Company's average share price during the 20-day period ending on January 31, 2012 and will be paid to employees meeting the conditions of their benefit plans, award or employment agreements in the first quarter of 2012. In addition, the Company has suspended the RSU payout of approximately $18 million included in the above amount, to its former Chief Executive Officer (CEO) pending resolution with the former CEO of issues relating to his compliance with the non-compete, non-solicitation and non-disclosure of confidential information conditions contained in the former CEO's employment agreement and in respect of which the Company has commenced legal proceedings.

       As at December 31, 2011, 0.2 million RSUs remained authorized for future issuance under this plan.

Voluntary Incentive Deferral Plan

The Company has a Voluntary Incentive Deferral Plan (VIDP), providing eligible senior management employees the opportunity to elect to receive their annual incentive bonus payment and other eligible incentive payments in deferred share units (DSUs). A DSU is equivalent to a common share of the Company and also earns dividends when normal cash dividends are paid on common shares. The number of DSUs received by each participant is established using the average closing price for the 20 trading days prior to and including the date of the incentive payment. For each participant, the Company will grant a further 25% of the amount elected in DSUs, which will vest over a period of four years. The election to receive eligible incentive payments in DSUs is no longer available to a participant when the value of the participant's vested DSUs is sufficient to meet the Company's stock ownership guidelines. The value of each participant's DSUs is payable in cash at the time of cessation of employment. The Company's liability for DSUs is marked-to-market at each period-end based on the Company's closing stock price.

The following table provides the 2011 activity for all cash settled awards:

	RSUs		VIDP
In millions	Nonvested	Vested	Nonvested	Vested
Outstanding at December 31, 2010	1.3	0.7	-	1.5
Granted (Payout)	0.5	(0.7)	-	(0.1)
Vested during year	(0.9)	0.9	-	-
Outstanding at December 31, 2011	0.9	0.9	-	1.4

The following table provides valuation and expense information for all cash settled awards:

In millions, unless otherwise indicated	RSUs (1)									VIDP (2)	Total

Year of grant	2011	2010	2009		2008	2007	2006

Stock-based compensation expense (recovery)
recognized over requisite service period
Year ended December 31, 2011	$19	$27		$35	$-	N/A	N/A	$21	$102
Year ended December 31, 2010	N/A	$17		$34	$26	$-	N/A	$18	$95
Year ended December 31, 2009	N/A	N/A		$13	$3	$29	$(2)	$33	$76

Liability outstanding
December 31, 2011	$19	$44		$82	N/A	N/A	N/A	$119	$264
December 31, 2010	N/A	$17		$46	$37	N/A	N/A	$99	$199

Fair value per unit
December 31, 2011 ($)	$60.48	$77.59		$80.15	N/A	N/A	N/A	$80.15	N/A

Fair value of awards vested during the year
Year ended December 31, 2011	$-	$-		$82	N/A	N/A	N/A	$1	$83
Year ended December 31, 2010	N/A	$-		$-	$37	N/A	N/A	$1	$38
Year ended December 31, 2009	N/A	N/A		$-	$-	$38	N/A	$3	$41

Nonvested awards at December 31, 2011
Unrecognized compensation cost	$20	$14		$-	N/A	N/A	N/A	$1	$35
Remaining recognition period (years)	2.0	1.0		N/A	N/A	N/A	N/A	N/A (3)	N/A

Assumptions (4)
Stock price ($)	$80.15	$80.15		$80.15	N/A	N/A	N/A	$80.15	N/A
Expected stock price volatility (5)	18%	18%		N/A	N/A	N/A	N/A	N/A	N/A
Expected term (years) (6)	2.0	1.0		N/A	N/A	N/A	N/A	N/A	N/A
Risk-free interest rate (7)	0.95%	0.92%		N/A	N/A	N/A	N/A	N/A	N/A
Dividend rate ($) (8)	$1.30	$1.30	$	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Compensation cost is based on the fair value of the awards at period-end using the lattice-based valuation model that uses the assumptions as presented herein.
(2)	Compensation cost is based on intrinsic value.
(3)	The remaining recognition period has not been quantified as it relates solely to the 25% Company grant and the dividends earned thereon, representing a minimal number of units.
(4)	Assumptions used to determine fair value are at December 31, 2011.
(5)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(6)	Represents the remaining period of time that awards are expected to be outstanding.
(7)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(8)	Based on the annualized dividend rate.

(ii)       Stock option awards

The Company has stock option plans for eligible employees to acquire common shares of the Company upon vesting at a price equal to the market value of the common shares at the date of granting. The options are exercisable during a period not exceeding 10 years. The right to exercise options generally accrues over a period of four years of continuous employment. Options are not generally exercisable during the first 12 months after the date of grant. At December 31, 2011, 11.0 million common shares remained authorized for future issuances under these plans.

       Options issued by the Company include conventional options, which vest over a period of time; and performance-accelerated stock options. As at December 31, 2011, the performance-accelerated stock options were fully vested.

              For 2011, 2010 and 2009, the Company granted 0.6 million, 0.7 million and 1.2 million, respectively, of conventional stock options to designated senior management employees that vest over a period of four years of continuous employment.

              The total number of options outstanding at December 31, 2011, for conventional and performance-accelerated options was 5.3 million and 1.6 million, respectively.

       The following table provides the activity of stock option awards during 2011, and for options outstanding and exercisable at December 31, 2011, the weighted-average exercise price.

	Options outstanding		Nonvested options
		Weighted-		Weighted-
	Number of	average	Number of	average grant
	of options	exercise price	options	date fair value
	In millions		In millions
Outstanding at December 31, 2010 (1)	8.9	$34.23	2.3	$12.80
Granted	0.6	$68.94	0.6	$15.66
Exercised	(2.6)	$26.94	N/A	N/A
Vested	N/A	N/A	(0.9)	$12.83
Outstanding at December 31, 2011 (1)	6.9	$40.80	2.0	$13.71
Exercisable at December 31, 2011 (1)	4.9	$35.58	N/A	N/A

(1)		Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.

The following table provides the number of stock options outstanding and exercisable as at December 31, 2011 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2011 at the Company's closing stock price of $80.15.

				Options outstanding				Options exercisable
Range of exercise prices				Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
				In millions			In millions	In millions		In millions

	$11.63	-	$20.51	1.5	1.1	$20.42	$92	1.5	$20.42	$92
	$20.52	-	$30.19	0.6	1.0	$26.67	29	0.6	$26.67	29
	$30.20	-	$40.22	0.9	5.9	$35.18	40	0.5	$35.46	24
	$40.23	-	$50.69	2.0	5.6	$46.11	69	1.6	$46.28	54
	$50.70	-	$78.24	1.9	7.5	$58.74	40	0.7	$52.50	18
Balance at December 31, 2011 (1)				6.9	4.8	$40.80	$270	4.9	$35.58	$217

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2011, all stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options is 3.5 years.

The following table provides valuation and expense information for all stock option awards:

In millions, unless otherwise indicated
Year of grant	2011	2010	2009	2008	2007	2006	2005	Total

Stock-based compensation expense
recognized over requisite service period (1)
Year ended December 31, 2011	$5	$2	$2	$1	$-	N/A	N/A	$10
Year ended December 31, 2010	N/A	$4	$2	$2	$1	$-	N/A	$9
Year ended December 31, 2009	N/A	N/A	$9	$1	$2	$2	$-	$14

Fair value per unit
At grant date ($)	$15.66	$13.09	$12.60	$12.44	$13.37	$13.80	$9.19	N/A

Fair value of awards vested during the year
Year ended December 31, 2011	$-	$2	$4	$3	$3	N/A	N/A	$12
Year ended December 31, 2010	N/A	$-	$4	$3	$3	$3	N/A	$13
Year ended December 31, 2009	N/A	N/A	$-	$3	$3	$3	$3	$12

Nonvested awards at December 31, 2011
Unrecognized compensation cost	$5	$3	$2	$-	$-	N/A	N/A	$10
Remaining recognition period (years)	3.0	2.0	1.0	-	-	N/A	N/A	N/A

Assumptions
Grant price ($)	$68.94	$54.76	$42.14	$48.51	$52.79	$51.51	$36.33	N/A
Expected stock price volatility (2)	26%	28%	39%	27%	24%	25%	25%	N/A
Expected term (years) (3)	5.3	5.4	5.3	5.3	5.2	5.2	5.2	N/A
Risk-free interest rate (4)	2.53%	2.44%	1.97%	3.58%	4.12%	4.04%	3.50%	N/A
Dividend rate ($) (5)	$1.30	$1.08	$1.01	$0.92	$0.84	$0.65	$0.50	N/A

(1)	Compensation cost is based on the grant date fair value using the Black-Scholes option-pricing model that uses the assumptions at the grant date.

(2)	Based on the average of the historical volatility of the Company's stock over a period commensurate with the expected term of the award and the implied volatility from traded options on the Company's stock.

(3)	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to estimate option exercise and employee termination, and groups of employees that have similar historical exercise behavior are considered separately.

(4)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.

(5)	Based on the annualized dividend rate.

The following table provides information related to stock options exercised during the years ended December 31, 2011, 2010 and 2009:

In millions	Year ended December 31,	2011	2010	2009
Total intrinsic value		$122	$125	$93
Cash received upon exercise of options		$68	$87	$53
Related excess tax benefit realized		$9	$28	$20

(iii) Stock price volatility

Compensation cost for the Company's RSU plans is based on the fair value of the awards at period end using the lattice-based valuation model for which a primary assumption is the Company's share price. In addition, the Company's liability for the VIDP is marked-to-market at period-end and, as such, is also reliant on the Company's share price. Fluctuations in the Company's share price cause volatility to stock-based compensation expense as recorded in net income. The Company does not currently hold any derivative financial instruments to manage this exposure. A $1 increase in the Company's share price at December 31, 2011 would have increased stock-based compensation expense by $3 million, whereas a $1 decrease in the price would have reduced it by $4 million.